Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Comprehensive Income (Loss)) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Pension and postretirement benefits	(11)	[1]	0	[1]	2	[1]
Total other comprehensive income (loss), net of tax	1	[1]	0	[1]	55	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	605		607		377
Pension and postretirement benefits	(244)		(180)		(63)
Total other comprehensive income (loss), net of tax	(232)		(180)		(10)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	(233)		(180)		(65)
Pension and postretirement benefits	233		180		65
Total other comprehensive income (loss), net of tax	$ 233		$ 180		$ 65

[1]	As Adjusted (Note 2)